Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Six Months Ended June 30,
	2022	2021
Net loss attributable to common stockholders	$(8,121)	$(31,478)
Basic weighted-average common shares outstanding (1)	62,094,383	16,465,885
Basic loss for the period attributable to common stockholders	$(0.13)	$(1.91)

Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$(18,635)	$(32,765)
Dilutive numerator	$(26,756)	$(64,243)
Columbia Warrant	1,410,657	14,715,888
Diluted weighted-average common shares outstanding	63,505,040	31,181,773
Diluted loss for the period attributable to common stockholders	$(0.42)	$(2.06)
[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).